Fees Summary	Jun. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,723,000
Previously Paid Amount	0.00
Total Fee Amount	263.79
Total Offset Amount	0.00
Net Fee	263.79
Narrative - Max Aggregate Offering Price	$ 1,723,000
Final Prospectus	true